Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Excluded Common Shares issuable under Company's Incentive Stock Option Plan	0.4	4.7